UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2023





























Item 1.  Report to Shareholders.

STOCK DIVIDEND FUND, INC.


SEMI-ANNUAL REPORT
JUNE 30, 2023



Stock Dividend Fund, Inc.
8150 N. Central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX


Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended the first six months of 2023 with a Net Asset Value per share of $23.12 after paying total distributions of $2.8397 ($25.96 if added together), down from a Net Asset Value per share of $26.67 at the beginning of the year.

For the period December 31, 2022 through June 30, 2023 the Fund's total return was down 2.40% versus the SPDR S&P 500 ETF up 16.79% and the SPDR S&P 500 High Dividend ETF down 4.12%.

In the first half of 2023, S&P 500 High Dividend stocks underperformed technology growth stocks, a handful of which are large components and drivers of the S&P 500 Index. The opposite happened in 2022 when that same handful of technology stocks drove the S&P 500 down 18%. We expect a rotation back into large cap value and high dividend paying stocks that are consistent with the strategy of the Fund.

The Fund?s portfolio continues to be mostly weighted toward large companies that on average have very little relative debt, low pension and post-retirement liabilities, high dividend income, strong dividend coverage and stable cash flows. If interest rates head back to relatively low levels as we expect, this should be a rewarding combination as investment allocation decisions will be forced back into this category for income and growth.

The Fund has experienced higher turnover at 39.48% annualized year to date as we have taken advantage of certain opportunities to increase income. Our top holdings and industry group exposures, as of June 30, 2023, are listed below.

Regardless of general market volatility in the short term, we are encouraged with the valuation levels, dividend income and appreciation potential of our portfolio relative to general market indices.


Sincerely,



Steven Adams
Portfolio Manager



STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2023



Top Ten Holdings*
(% of Net Assets)

IBM					   5.58%
Chevron Corp          			   5.54%
HF Sinclair Corp			   5.38%
Apple Inc.				   4.99%
AT&T Inc				   4.95%
The Kraft Heinz Co			   4.94%
Pfizer					   4.92%
Intel Corp				   4.89%
Altria Group Inc.			   4.82%
Valero Energy Corp			   4.81%
                                        ------
                                        50.82%%

Asset Allocation
(% of Net Assets)

Petroleum Refining                                               10.35%
Telephone Communications, Except Radiotelephone                   9.62%
National Commercial Banks                                         9.50%
Pharmaceutical Preparations                                       9.25%
Computer and Office Equipment                                     5.58%
Pipe Lines							5.38%
Electronic Computers                                              4.99%
Canned, Frozen & Preserved Fruit, Veg & Food			4.94%
Semiconductors and Related Devices                                4.89%
Cigarettes							4.82%
Paper Prods							4.71%
Engines & Turbines                                                4.61%
Biolog Prod							4.48%
Computer Communications Equipment				4.48%
Retail Drug Store						4.04%
Gold and Silver Ores						3.93%
Raw Farm Products                                                 3.71%
Other Assets, Less Liabilities, Net                               0.72%
                                                                -------
                                                                100.00%



*Portfolio holdings are subject to change and are not recommendations of individual stocks



STOCK DIVIDEND FUND, INC.
EXPENSES
JUNE 30, 2023

As a shareholder of the Fund you incur ongoing costs including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of December 31, 2022 to June 30, 2023.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value       Account Value      December 31, 2022
           December 31, 2022       June 30, 2023      to  June 30, 2023
           -----------------       -------------      -----------------

Actual              $  1,000        $     974.40             $   4.16

Hypothetical**      $  1,000          $ 1,041.50             $   4.30

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.



STOCK DIVIDEND FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2023


ASSETS
   Investment securities, at
          fair value(cost $23,408,067)       $ 26,691,970
   Cash                                           173,953
   Dividends Earned		                     37,729
   Interest receivable                                 31
                                              -----------
              Total assets                     26,903,683
                                              -----------

LABILITIES
   Advisory fees payable                           19,061
                                              -----------
              Total liabilities                    19,061
                                              -----------

NET ASSETS -
 (Equivalent to $23.12 per
  share based on 1,162,835 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 26,884,622

============

NET ASSETS CONSIST OF:
  Common stock				         $      1,163
  Paid-in capital                              23,556,045
  Net unrealized appreciation
   of investments                               3,283,903
  Undistributed net investment income              43,511
  Undistributed net realized gain on
   Investments                                          0
                                             ------------
Net assets                                   $ 26,884,622
                                             ============













See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2023


DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------
COMMON STOCKS ? 99.28%

Petroleum Refining-10.35%
   Chevron Corp.                             9,466        $ 1,489,475
   Valero Energy Corp                       11,028          1,293,584
                                                            ---------
                                                            2,783,059

Telephone Communications, Except
Radiotelephone-9.62%
      AT&T                                  83,429          1,330,693
      Verizon                               33,788          1,256,576
                                                            ---------
                                                            2,587,269

National Commercial Banks-9.50%
   Bank of America			44,380		1,273,262
   Citigroup Inc.			15,300		  704,412
   Wells Fargo                              13,500            576,180
                                                            ---------
							2,553,854

Pharmaceutical Preps-9.25%
   AbbVie Inc.                               8,637          1,163,663
   Pfizer Inc.                              36,025          1,321,397
                                                            ---------
                                                            2,485,060
Computer and Office Equipment-5.58%
   International Business Machines Corp. 11,216		1,500,813

Pipe Lines-5.38%
   HF Sinclair Corp			32,395		1,445,141

Electronic Computers-4.99%
   Apple Inc.                            6,917          1,341,690

Canned, Frozen & Preserved Fruit, Veg-4.94%
   Kraft Heinz Company			37,437		1,329,014

Semi-Conductors and Related Devices-4.89%
   Intel Corp				39,326          1,315,061

Cigarettes-4.82%
   Altria Group 			28,623		1,296,622

Paper Prods-4.71%
   Kimberly-Clark Corp			9,172		1,266,286


- Continued -
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)

JUNE 30, 2023

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      ------------

Engine/Turbine-4.61%
   British American Tobacco Industries   37,343		1,239,788

Biolog Prod-4.48%
   Amgen Inc.				 5,422		1,203,792

Computer Communications Equipment-4.48%
   Cisco Systems Inc.			 23,296		1,205,335

Retail Drug Store-4.04%
  Walgreens Boots Alliance                  38,085          1,085,042

Gold and Silver Ores-3.93%
   Newmont Corp.			24,790		1,057,541

Raw Farm Food-3.71%
   Universal Corp.                          19,956            996,603


   Total common stocks (cost $23,408,067)               $  26,691,970
							  ----------


SHORT-TERM INVESTMENTS ? 0.65%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%  173,953     $      173,953
                                                            ---------

   Total short-term investments (cost $  173,953)	  173,953
                                                            ---------

Total investment securities ?  99.93% (cost $23,582,020)   26,865,923

Other assets less liabilities ? 0.07%                          18,699
                                                             --------

Net assets - 100.00%                                   $   26,884,622
                                                         ============


See accompanying notes to these financial statements.







STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2023



INVESTMENT INCOME:
   Dividends                                             $    583,406
   Interest                                                       800
   Accrued Interest                                                31
                                                         ------------
          Total investment income                             584,237

EXPENSES -
   Advisory fees                                              126,192
   Misc expenses                                                    0
                                                             --------
                                                              126,192


          Net investment income                               458,045
                                                         ------------

GAINS ON INVESTMENTS -
   Net realized gain on investments                         2,542,147
   Net change in unrealized appreciation of securities     (3,709,047)
                                                         ------------
         Net realized and unrealized gain on investments   (1,166,900)
                                                         ------------

   Net increase in net assets resulting from operations  $   (708,855)

                                                          ============





















See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2023   Dec. 31, 2022

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $   458,045    $    969,113
   Net realized gain on investments           2,542,147         650,326
   Net change in unrealized appreciation
   of securities  		               (3,709,047)     (1,370,282)
          				       -----------    ----------
      Net increase(decrease) in net assets
      resulting from operations                (708,855)        249,157


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                       (414,503)       (969,113)
   Net realized  gains                       (2,542,147)       (650,326)
                                            -----------    ------------
         Total Distributions                 (2,956,650)     (1,619,439)

CAPITAL SHARE TRANSACTIONS-NET               (1,396,083)        278,992
                                            -----------    ------------

TOTAL INCREASE(DECREASE) IN NET ASSETS       (5,061,588)     (1,091,290)

NET ASSETS, beginning of period              31,946,210      33,037,500
                                            -----------    ------------

NET ASSETS, end of period                    26,884,622    $ 31,946,210
                                            ===========    ============






















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS (Unaudited)

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD ENDING:
                       PERIOD   YEAR      YEAR      YEAR      YEAR      YEAR
                        ENDED   ENDED     ENDED     ENDED     ENDED     ENDED
                      6/30/23   2022      2021      2020      2019      2018
                        -----   ------    ------    ------    ------    -----
Net asset value,
  beginning of period  $26.67   $27.92    $27.67    $28.98    $26.01   $29.93
                       ------   -------   -------   ------    ------   ------
Income from investment
operations:
  Net investment income  0.40     0.84      0.86      0.83      0.76     0.71
  Net realized and
  unrealized gains
  (losses)on investments(1.11)   (0.67)     5.41     (1.28)     3.46    (2.51)
                         ----    ------    ------    -----     -----     -----
Total income(loss)from
  investment operations	(0.71)     0.71     0.17      6.27     (0.45)     4.22
                         ----    ------    ------    ------    -----     -----
Less distributions from:
  Net investment income (0.40)   (0.85)    (0.86)    (0.83)    (0.76)   (0.71)
  Net realized gains    (2.44)   (0.57)    (5.16)    (0.03)    (0.49)   (1.41)
                         ----    ------    ------    ------    ------   ------
    Total distributions (2.84)   (1.42)    (6.02)    (0.86)    (1.25)   (2.12)
                         ----    ------    ------    ------    ------   ------
Net asset value,
  end of period        $23.12   $26.67     $27.92    $27.67   $28.98    $26.01
                       ------   ------     ------    ------    ------   ------

Total Return           (2.40)%    0.67%    22.78%    (1.51)%   16.92%   (5.77)%

Net assets, end of
   period(in 1000's)   $26,885  $31,846   $33,037    $28,482  $33,105   $28,273

Ratio of expenses to
   average net
   asset(a)              0.87%   0.86%     0.85%     0.87%     0.85     0.86%

Ratio of net investment
   income to average net
   assets (annualized)   2.16%   2.97%     2.63%     3.15%    2.74%     2.24%

Portfolio turnover
   rate (annualized)    39.48%   28.97%   38.45%    34.06%   14.41%    28.64%


(a) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV).



See accompanying notes to these financial statements.



STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund generally declares and pays dividends annually from net investment
income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.





STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.
Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At June 30, 2023, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Subsequent Events
Subsequent events were evaluated through July 21, 2023, the date in which these financials were available to be issued.





























STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.    FAIR VALUE OF INVESTMENTS
In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2023:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $26,691,970          $          0
         Short term investments         173,953                     0
                                    -----------          ------------
            Total Level 1:           26,865,923                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $26,865,923          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of June 30, 2023, the Fund did not own any other financial instruments.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund's $0.001 par value common stock were as follows:


                          Period Ended           Year Ended
                         June 30, 2023       December 31, 2022
                   ----------------------- -----------------------
                       Shares       Amount     Shares       Amount
Shares sold            3,485    $   95,773     2,743    $    80,213
Shares issued in
  reinvestment of
  dividends	         131,057     2,956,659    61,226      1,619,652
                   ----------   ---------- ----------   -----------
                     134,542     3,052,432    63,969    $ 1,699,652

Shares redeemed     (169,592)   (4,448,528)  (49,516)    (1,420,882)
                   ----------   ---------- ----------   -----------
Net increase
      (decrease)  (35,050)   (1,396,096)   14,453        278,770

Beginning of year  1,197,880    24,952,949 1,183,427    $24,674,179
                   ----------   ---------- ----------   -----------
End of year        1,162,830    23,556,853 1,197,880    $24,952,949
		 ==========	  ========== ==========   ===========


5.  INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $5,799,932 and $9,582,875, respectively, for the Period ended June 30, 2023.
The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $23,408,067 as of June 30, 2023. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of June 30, 2023.


















STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

As of December 31, 2022 and the Period ended June 30, 2023, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                       June 30, 2023  December 31,2022
-----------                           ---------        ----------
Unrealized appreciation           $   4,427,042     $   7,878,655
Unrealized depreciation              (1,143,139)         (885,706)
                                     ----------       -----------
Net unrealized
   appreciation                   $   3,283,903     $   6,992,950
                                  ==============    =============

6. DISTRIBUTION TO SHAREHOLDERS
On June 1, 2023, the Fund paid an income distribution of $0.3981 per share to shareholders of record on May 31, 2023 for a total distribution of $414,503, and a long-term capital gain distribution of $2.4416 per share for a total distribution of $2,542,147.

On December 27, 2021, the Fund paid an income distribution of $0.8628 per share to shareholders of record on December 23, 2021 for a total distribution of $839,093, a short term gain of $0.8843 for a total of $860,030, and a long-term capital gain distribution of $4.2801 per share for a total distribution of $4,162,710.

On December 21, 2020, the Fund paid an income distribution of $0.8316 per share to shareholders of record on December 18, 2020 for a total distribution of $831,222, and a long-term capital gain distribution of $0.0295 per share for a total distribution of $29,526.

7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is a member of the Advisor and is also an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.
The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The advisory fee for the six months ended June 30, 2023, as computed pursuant to the investment advisory agreement, totaled $126,192, of which $19,061 was payable on June 30, 2023.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as it own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.

8.  Redemption Fee
To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days. For the Period ended June 30, 2023, there were no redemption fees received by the Fund.


9.   ACCOUNTING FOR UNCERTAIN TAX POSITIONS
As of December 31, 2022, open Federal tax years, subject to examination, include the tax years ended December 31, 2020 through December 31, 2022. The Fund has no examination in progress.


ADDITIONAL INFORMATION

PROXY VOTING INFORMATION
Adams Asset Advisors, LLC, the Fund?s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our policies and procedures on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (1) without charge, upon request, by calling 800-704-6072 and (2) on the SEC?s website at http://sec.gov.


QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Forms N-PORT are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the ?Liquidity Rule?) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund?s liquidity risk, taking into consideration, among other factors, the Fund?s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings.

During the fiscal year ended December 31, 2022, the Board of Directors reviewed the Fund?s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board concluded that
(i) the Fund?s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund?s liquidity risk management program has been effectively implemented.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 20, 2023, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor:


1)	Nature, extent and quality of services provided by the Advisor ?
   The Directors reviewed the nature, quality and scope of current services provided by the Advisor under the Advisory Agreement. The Directors also analyzed the experience of the Investment Advisor and capabilities as a portfolio manager, noting that the Advisor has managed separate account portfolio?s successfully with assets far in excess of the Fund?s NAV for decades. The Advisor?s Form ADV was reviewed as well as internal compliance policies and experience managing other portfolios. In addition, the portfolio and brokerage transactions of the Fund were reviewed. Based on this review, the Directors concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and to support the selection of the original Investment Advisor.

2)	Investment performance ? The Directors reviewed the performance of the Fund
as compared to market benchmarks for various time periods. This review focused on investment strategy and long term performance potential. For 2022 the Fund was up 0.67% versus down 18.11% for the S&P 500 Index and down 7.01% for the iShares Large Cap Value Index. For the five years ending 2022 annualized the Fund was up 5.91% versus up 9.41% for the S&P 500 Index and up 6.53% for the iShares Large Cap Value index. For the ten years ending 2022 annualized the Fund was up 8.78% versus up 12.54% for the S&P 500 Index and up 9.92% for the iShares Large Cap Value Index. It was noted that growth oriented strategies with high p/e technology weightings like the S&P 500 have outperformed value oriented strategies for several years. The Directors concluded that the performance of the Fund managed by the Investment Advisor, both short term and longer term, was satisfactory and in-line with similar Value oriented Funds.

3)	Cost of services to the Fund and profitability of the Advisor ? The
Directors considered the Fund?s management fee and total expense ratio of the Fund relative to industry averages. The Directors determined that the Advisor is receiving a fee (0.85%) that is in line with fees charged for other funds and that the Advisor is operating profitably, is viable and should remain an ongoing entity. The Directors also noted that the Advisor is paying all expenses (except transaction commissions) associated with managing the Fund out of the management fee, which is very advantageous to shareholders versus other funds.

4)	Economies of Scale ? The Directors considered information regarding economies of scale with respect to management of the Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio (0.85%) that would be expected from that of funds with significantly larger asset bases.

5)	Conclusions ? Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.






















































Board of Directors Information
Stock Dividend Fund, Inc.
June 30, 2023

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS


Name and Age        Position  Term Principal Occupation   Other Public
                              Yrs* Past five years        Directorships
                                                          Served**
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Admin Support Staff
Age 65                             Prince of Peace,
                                   Private investor
                                   since 2000, Tech Co.
                                   Manager prior


Jennifer T Lapeyre  Director  1 Yr Retired in 2019, prior
                                   Account Rep for non-profits
Age 59                             at Auction Source, LP
                                   (2010-2019) Dallas, Texas



INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr Member, Adams
Age 61              President      Asset Advisors
                    Secretary
                    Treasurer


*Vicky L. Hubbard and Laura S. Adams have served since the Fund?s Effective date of registration with SEC, November 29, 2004. Jennifer T. Lapeyre has served since February 1, 2022.
**The number of portfolios in each Fund complex overseen is one. Each Director oversees one portfolio.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.


Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period. A copy of the Code of Ethics of the Fund is available upon request by calling 1-800-704-6072.

Item 3.  Audit Committee Financial Expert.  The entire Board of
Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Jennifer Lapeyre are the financial experts. Mrs. Adams is an "interested"
Director and Mrs. Lapeyre is an "independent" Director.

Item 4.  Principal Accountant fees and services.
(a)-(d) Total fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant?s independent auditor were as follows:
                       December 31,2022       December 31, 2021
Audit                  $14,000                $13,000
Audit-Related fees     $0                     $0
Tax preparation fees   $0                     $0
Other fees             $0                     $0

Audit fees include amounts related to the annual audit of the registrant?s financial statements, spot checks for compliance with Rule 17f-2 and services normally provided by the auditor in connection with statutory and regulatory filings. The registrant performance tax preparation internally.

(e)(1) The directors have not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-10 of Regulation S-X.

(e)(2) None

(f) Not applicable

(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant?s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provided ongoing services to the registrant were $0 and $0, respectively.

(h) Not applicable

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.



b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (Not applicable)



Item 13.  Exhibits.

a) (1)Code of Ethics-Not applicable for semi-annual reports.
   (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached



Signatures


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  7/21/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------f
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  7/21/23